Cost of sales	Mar. 31, 2024
Cost Of Sales [Abstract]
Cost of sales [Text Block]

23. Cost of sales

Cost of sales were comprised of the following for the years ended:

	Year ended March 31,
	2024	2023
	$	$
Digital currency mining	70,702	55,147
High performance computing hosting	3,373	316
Total	74,075	55,463